TAX - Schedule of Movements in Deferred Tax Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax liabilities, at 1 January	£ (157)
Deferred tax liabilities, at 31 December	(125)	£ (157)
Prior to offsetting of balances within same taxing jurisdiction
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax liabilities, at 1 January	(2,384)	(2,350)
Credit (charge) to the income statement	259	(105)
Credit to other comprehensive income	177	119
Acquisitions		(58)
Exchange and other adjustments		10
Deferred tax liabilities, at 31 December	(1,939)	(2,384)
Prior to offsetting of balances within same taxing jurisdiction | The Group
DEFERRED TAX (Details) - Narrative [Line Items]
Exchange and other adjustments	9
Prior to offsetting of balances within same taxing jurisdiction | Capitalised software enhancements £m
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax liabilities, at 1 January	(89)	(158)
Credit (charge) to the income statement	(31)	69
Credit to other comprehensive income	0	0
Acquisitions		0
Exchange and other adjustments		0
Deferred tax liabilities, at 31 December	(120)	(89)
Prior to offsetting of balances within same taxing jurisdiction | Capitalised software enhancements £m | The Group
DEFERRED TAX (Details) - Narrative [Line Items]
Exchange and other adjustments	0
Prior to offsetting of balances within same taxing jurisdiction | Acquisition fair value £m
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax liabilities, at 1 January	(346)	(323)
Credit (charge) to the income statement	123	35
Credit to other comprehensive income	0	0
Acquisitions		(58)
Exchange and other adjustments		0
Deferred tax liabilities, at 31 December	(223)	(346)
Prior to offsetting of balances within same taxing jurisdiction | Acquisition fair value £m | The Group
DEFERRED TAX (Details) - Narrative [Line Items]
Exchange and other adjustments	0
Prior to offsetting of balances within same taxing jurisdiction | Pension assets £m
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax liabilities, at 1 January	(971)	(1,019)
Credit (charge) to the income statement	2	(5)
Credit to other comprehensive income	155	53
Acquisitions		0
Exchange and other adjustments		0
Deferred tax liabilities, at 31 December	(814)	(971)
Prior to offsetting of balances within same taxing jurisdiction | Pension assets £m | The Group
DEFERRED TAX (Details) - Narrative [Line Items]
Exchange and other adjustments	0
Prior to offsetting of balances within same taxing jurisdiction | Derivatives £m
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax liabilities, at 1 January	(683)	(470)
Credit (charge) to the income statement	150	(213)
Credit to other comprehensive income	0	0
Acquisitions		0
Exchange and other adjustments		0
Deferred tax liabilities, at 31 December	(533)	(683)
Prior to offsetting of balances within same taxing jurisdiction | Derivatives £m | The Group
DEFERRED TAX (Details) - Narrative [Line Items]
Exchange and other adjustments	0
Prior to offsetting of balances within same taxing jurisdiction | Other temporary differences £m
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax liabilities, at 1 January	(295)	(380)
Credit (charge) to the income statement	15	9
Credit to other comprehensive income	22	66
Acquisitions		0
Exchange and other adjustments		10
Deferred tax liabilities, at 31 December	(249)	£ (295)
Prior to offsetting of balances within same taxing jurisdiction | Other temporary differences £m | The Group
DEFERRED TAX (Details) - Narrative [Line Items]
Exchange and other adjustments	£ 9